Segment information - Assets (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 25,288	$ 8,654	$ 4,845
Automotive
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	3,388	3,364	1,350
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 21,900	$ 5,290	$ 3,495